Basis of Presentation and Summary of Significant Accounting Policies (Goodwill, by Reporting Unit) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Beginning Balance	$ 199.0	$ 1,085.5	$ 1,085.5	$ 2,491.8
Goodwill, Written off Related to Sale of Business Unit			726.3
Goodwill Impairments during the Period	0.0	109.7	162.6	1,406.3	$ 48.8
Goodwill, Acquired During Period			2.4
Ending Balance	199.0		199.0	1,085.5	2,491.8
Fayetteville
Goodwill [Roll Forward]
Beginning Balance	0.0	0.0	0.0	72.5
Goodwill Impairments during the Period			0.0	72.5	4.3
Ending Balance			0.0	0.0	72.5
Granite Wash
Goodwill [Roll Forward]
Beginning Balance	0.0	0.0	0.0	0.0
Goodwill Impairments during the Period			0.0	0.0	14.2
Ending Balance			0.0	0.0	0.0
Marcellus
Goodwill [Roll Forward]
Beginning Balance	0.0	8.6	8.6	8.6
Goodwill Impairments during the Period		8.6	8.6	0.0	0.0
Ending Balance			0.0	8.6	8.6
Arrow
Goodwill [Roll Forward]
Beginning Balance	45.9	45.9	45.9	45.9
Goodwill Impairments during the Period			0.0	0.0	0.0
Ending Balance			45.9	45.9	45.9
Northeast Storage and Transportation
Goodwill [Roll Forward]
Beginning Balance	0.0	726.3	726.3	726.3
Goodwill, Written off Related to Sale of Business Unit			726.3
Goodwill Impairments during the Period			0.0	0.0	0.0
Ending Balance			0.0	726.3	726.3
COLT
Goodwill [Roll Forward]
Beginning Balance	0.0	44.9	44.9	668.3
Goodwill Impairments during the Period		13.7	44.9	623.4	0.0
Ending Balance			0.0	44.9	668.3
West Coast
Goodwill [Roll Forward]
Beginning Balance	2.4	0.0	0.0	85.9
Goodwill Impairments during the Period			0.0	85.9	0.0
Goodwill, Acquired During Period			2.4
Ending Balance			2.4	0.0	85.9
Supply and Logistics
Goodwill [Roll Forward]
Beginning Balance	101.7	167.2	167.2	266.2
Goodwill Impairments during the Period		65.5	65.5	99.0	0.0
Ending Balance			101.7	167.2	266.2
Storage and Terminals
Goodwill [Roll Forward]
Beginning Balance	36.4	50.5	50.5	104.2
Goodwill Impairments during the Period		14.1	14.1	53.7	0.0
Ending Balance			36.4	50.5	104.2
US Salt
Goodwill [Roll Forward]
Beginning Balance	12.6	12.6	12.6	12.6
Goodwill Impairments during the Period			0.0	0.0	2.2
Ending Balance			12.6	12.6	12.6
Trucking
Goodwill [Roll Forward]
Beginning Balance	0.0	29.5	29.5	177.9
Goodwill Impairments during the Period		7.8	29.5	148.4	0.0
Ending Balance			0.0	29.5	177.9
Barnett
Goodwill [Roll Forward]
Beginning Balance	0.0	0.0	0.0	257.2
Goodwill Impairments during the Period			0.0	257.2	0.0
Ending Balance			0.0	0.0	257.2
Marketing Supply and Logistics
Goodwill [Roll Forward]
Beginning Balance	153.1	259.8	259.8
Goodwill Impairments during the Period		87.4	109.1	453.2	30.3
Ending Balance	153.1		153.1	259.8
Consideration transferred			7.2
Watkins Glen
Goodwill [Roll Forward]
Beginning Balance	0.0	0.0	0.0	66.2
Goodwill Impairments during the Period			0.0	66.2	28.1
Ending Balance			0.0	0.0	66.2
Crestwood Midstream Partners LP
Goodwill [Roll Forward]
Beginning Balance	199.0	1,085.5	1,085.5	2,234.6
Goodwill, Written off Related to Sale of Business Unit			726.3
Goodwill Impairments during the Period	0.0	109.7	162.6	1,149.1	48.8
Goodwill, Acquired During Period			2.4
Ending Balance	199.0		199.0	1,085.5	2,234.6
Crestwood Midstream Partners LP | Marketing Supply and Logistics
Goodwill [Roll Forward]
Beginning Balance	153.1	259.8	259.8
Goodwill Impairments during the Period		$ 87.4	109.1	453.2	$ 30.3
Ending Balance	$ 153.1		$ 153.1	$ 259.8